Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of maturity of remaining operating leases liabilities

Operating
Lease payments due in:	Lease
(in thousands)
2021	$374
2022	367
2023	366
2024	258
2025	257
Thereafter	830
Total lease payments	2,452
Less imputed interest	(315)
Total lease liabilities, as reported	$2,137